Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0001636282
Registrant Name	Spyre Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES